Fair Value of Investments (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities	$ 8	$ 12
Investments Noncurrent	3,269	3,937
Total Noncurrent [Member]
Investments Noncurrent	3,261	3,925
Private Equity Funds [Member]
Investments Noncurrent	3,261	3,925
Fair Value, Inputs, Level 1 [Member]
Marketable Securities	8	12
Investments Noncurrent	8	12
Fair Value, Inputs, Level 1 [Member] | Total Noncurrent [Member]
Investments Noncurrent
Fair Value, Inputs, Level 1 [Member] | Private Equity Funds [Member]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member]
Marketable Securities
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Total Noncurrent [Member]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Private Equity Funds [Member]
Investments Noncurrent
Fair Value, Inputs, Level 3 [Member]
Marketable Securities
Investments Noncurrent	3,261	3,925
Fair Value, Inputs, Level 3 [Member] | Total Noncurrent [Member]
Investments Noncurrent	3,261	3,925
Fair Value, Inputs, Level 3 [Member] | Private Equity Funds [Member]
Investments Noncurrent	3,261	3,925
Common Stock [Member]
Marketable Securities	8	12
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities	8	12
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities